Warrants and Options (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Oct. 06, 2017
Notes to Financial Statements
Common Stock Warrants Granted	0	9,037,500	9,725,000	39,000,000
Common Stock Warrants exercised	0	38,026,204	47,008,834	3,658,914
Warrants Cancelled	0
Options Granted to purchase Common stock	5,624,789	39,440,000	27,000,000
Exercised Options	$ 23,607,193
Warrants returned to Company					55,096,825
Warrants outstanding		650,000	56,934,325	94,218,159
Options Exercise Price Minimum		0.10%
Options Exercise Price Maximum		0.30%
Expense Recognized		$ 203,045
Options outstanding		67,790,000	28,350,000
Compensation Expense		$ 1,459,134
Options granted to vendor		350,000
Exercise Price of Options to vendor	0.30%	4.50%
Expected Volatility		114.00%
Term		2 years
risk-free interest rate		84.00%
Options Minimum Term	2 years
Options Maximum Term	5 years